Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
VAT prepayments	4,052	4,122	632
Staff advances	2,311	1,039	159
Advance to suppliers	9,445	14,008	2,147
Others	4,757	2,252	345

	20,565	21,421	3,283